CONSOLIDATED BALANCE SHEETS (Parenthetical) - shares	Dec. 31, 2023	Dec. 31, 2022
CONSOLIDATED BALANCE SHEETS
Common shares issued	497,970,524	457,160,104
Common shares held in trust	671,083	694,808